U.S. SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                       FORM 24F-2


                            Annual Notice of Securities Sold
                                 Pursuant to Rule 24f-2




1.      Name and address of issuer: Seligman Henderson Global Fund Series, Inc.
                                    100 Park Avenue
                                    New York, NY 10017


2.      Name of each series or class of funds for which this notice is filed:
                Seligman Henderson Global Smaller Companies Fund Class A Seligman Henderson Global Smaller Companies Fund Class D Seligman Henderson Global Technology Fund Class A
                Seligman Henderson Global Technology Fund Class D
                Seligman Henderson International Fund Class A
                Seligman Henderson International Fund Class D

3.      Investment Company Act File Number:                     811-6485



        Securities Act File Number:                             33-44186


4.      Last day of fiscal year for which this notice is filed: 10/31/95




5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [      ]



6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:




9. Number and aggregate sale price of securities sold during the fiscal year:

                                                   SHARES       SALE PRICE
Seligman Henderson Global Smaller Companies Fund   8,782,316    113,025,680
Seligman Henderson Global Technology Fund         46,536,576    564,138,923
Seligman Henderson International Fund              2,580,962     42,323,447
                                                  ----------    -----------
                              TOTAL               57,899,854    719,488,050

                                        Page (2)


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                   SHARES       SALE PRICE
Seligman Henderson Global Smaller Companies Fund  8,782,316     113,025,680
Seligman Henderson Global Technology Fund        46,536,576     564,138,923
Seligman Henderson International Fund             2,580,962      42,323,447
                                                 ----------     -----------
                                TOTAL            57,899,854     719,488,050

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                 SHARES          SALE PRICE
Seligman Henderson Global Smaller Companies Fund 217,253         2,331,171
Seligman Henderson Global Technology Fund         69,743           552,647
Seligman Henderson International Fund            205,054         3,201,729
                                                --------         ---------
                                TOTAL            492,050         6,085,547


12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
        year in reliance on rule 24f-2 (from Item 10):         $  719,488,050

(ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11):            +    6,085,547

(iii)Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                -  151,074,374

(iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing
        fees pursuant to rule 24e-2 (if applicable):           +            0

(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 { line (i),
        plus line (ii), less line (iii), plus line (iv)}          574,499,223

(vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:     x     0.000345
                                                                  -----------
(vii)Fee due {line (i) or line (v) multiplied by line (vi)}:      $198,202.23



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                [      ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)         Thomas G. Rose
                                 --------------
                                 Thomas G. Rose
                                   Treasurer


Date December 21, 1995